Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 20,532	$ 42,913	$ (21,657)	$ (724)
Issuance of shares under stock purchase and dividend reinvestment plans (60,212 and 79,460 shares) in 2010 and 2011 respectively	123	123	0	0
Net loss	(5,385)	0	(5,385)	0
Other comprehensive income (loss) (net of tax)	785	0	0	785
Ending balance at Dec. 31, 2010	16,055	43,036	(27,042)	61
Issuance of shares under stock purchase and dividend reinvestment plans (60,212 and 79,460 shares) in 2010 and 2011 respectively	155	155	0	0
Net loss	(1,512)		(1,512)
Other comprehensive income (loss) (net of tax)	(38)	0	0	(38)
Ending balance at Dec. 31, 2011	$ 14,660	$ 43,191	$ (28,554)	$ 23